Fair Value Measurements - Summary of Carrying Amount And Fair Value of Financial Assets And Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of fair value measurements of financial instruments at amortised cost [Line Items]
Receivables related to financial services	¥ 24,770,851	¥ 21,764,457
Long-term debt [Member]
Disclosure of fair value measurements of financial instruments at amortised cost [Line Items]
Long-term debt (Including current portion)	24,333,981	21,970,573
At fair value [Member]
Disclosure of fair value measurements of financial instruments at amortised cost [Line Items]
Receivables related to financial services	24,741,916	22,074,593
At fair value [Member] | Long-term debt [Member]
Disclosure of fair value measurements of financial instruments at amortised cost [Line Items]
Long-term debt (Including current portion)	23,747,616	21,723,618
Level 2 [Member] | At fair value [Member] | Long-term debt [Member]
Disclosure of fair value measurements of financial instruments at amortised cost [Line Items]
Long-term debt (Including current portion)	18,598,205	17,899,087
Level 3 [Member] | At fair value [Member]
Disclosure of fair value measurements of financial instruments at amortised cost [Line Items]
Receivables related to financial services	24,741,916	22,074,593
Level 3 [Member] | At fair value [Member] | Long-term debt [Member]
Disclosure of fair value measurements of financial instruments at amortised cost [Line Items]
Long-term debt (Including current portion)	¥ 5,149,410	¥ 3,824,531